Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated July 15, 2020

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2020, as supplemented June 9, 2020 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Balanced and Asset Allocation Portfolios – Portfolio Managers Update

Effective July 15, 2020, James Fleming, Rodney Schmucker and Eric Lubarsky will join Daniel J. Meehan as co-portfolio managers of the Balanced Portfolio and the Asset Allocation Portfolio (the “Portfolios”). As of such date, Daniel J. Meehan and James Fleming will be co-Team Leaders of the Portfolios. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for each of the Portfolios in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Daniel J. Meehan, CFA, Vice President and Co-Team Leader of MSA, joined MSA in 2004 and has managed the Portfolio since 2013.

James Fleming, CFA, Vice President and Co-Team Leader of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Rodney Schmucker, CFA, Vice President of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Eric Lubarsky, CFA, Vice President of MSA, joined MSA in 2014 and has managed the Portfolio since July 2020.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Balanced Portfolio and Asset Allocation Portfolio”:

“The Balanced Portfolio and Asset Allocation Portfolio are each managed by the following co-managers, who are responsible for making the allocation decisions across asset categories and among the Underlying Portfolios:

Daniel J. Meehan, CFA, a Vice President of Mason Street Advisors, co-manages the Portfolios and serves as co-Team Leader. Mr. Meehan joined Mason Street Advisors in 2004.

James Fleming, CFA, a Vice President of Mason Street Advisors, co-manages the Portfolios and serves as co-Team Leader. Mr. Fleming joined Mason Street Advisors in 2008. He also oversees Mason Street Advisors’ derivatives risk management and commercial paper credit analysis activities. Prior to joining Mason Street Advisors, he was a Vice President and Director of Research for Cleary Gull, a Milwaukee-based Investment Consultant.

Rodney Schmucker, CFA, a Vice President of Mason Street Advisors, co-manages the Portfolios. He joined Mason Street Advisors in 2008. He is also responsible for oversight, evaluation and operational implementation of sub-advisers for the Northwestern Mutual Series Fund, and the research, monitoring and reporting on ETFs and mutual funds. Prior to joining Mason Street Advisors, he was a Business Development Manager for Thomson Transaction Services, a subsidiary of Thomson Reuters based in Brookfield, WI.

Eric Lubarsky, CFA, a Vice President of Mason Street Advisors, co-manages the Portfolios. He joined Mason Street Advisors in 2014. He is also responsible for the oversight and evaluation of the external investment managers of the Northwestern Mutual Series Fund. Prior to joining Mason

Street Advisors, he was an Investment Services Manager at Wells Capital Management from 2010 to 2014. From 2004 to 2010, he was Vice President, Institutional Equity Trader at Robert W. Baird.”

In addition, effective August 31, 2020, Mr. Meehan will no longer serve as a co-portfolio manager and co-Team Leader of the Portfolios and James Fleming will become the Portfolios’ Team Leader.

Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios – Portfolio Managers Update

Effective August 31, 2020, Daniel J. Meehan and Joseph A. Travia will no longer serve as co-portfolio managers for the Index 400 Stock Portfolio, Index 500 Stock Portfolio, and Index 600 Stock Portfolio (the “Portfolios”). Accordingly, effective August 31, 2020 the “Portfolio Managers” information set forth in the Summary Section for the Portfolios in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Manager: Steven A. Warren is a Director of MSA, joined MSA in 2001, and has managed the Portfolio since 2010.”

Effective August 31, 2020, the following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Index 400 Stock Portfolio, Index 500 Stock Portfolio, and Index 600 Stock Portfolio”:

“Steven A. Warren, is a Director of Mason Street Advisors. Mr. Warren, who joined MSA in 2001, is also a portfolio manager for the Fund’s other index portfolios and is also responsible for the execution of equity and equity derivative transactions at Mason Street Advisors.”

Portfolio Managers Update - General

Based upon the foregoing information regarding the portfolio managers for the Balanced, Asset Allocation, Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios, effective August 31, 2020, all information relating to Daniel J. Meehan and Joseph A. Travia is deleted from the Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Supplement Dated July 15, 2020

to the

Summary Prospectus for the Index 500 Stock Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Index 500 Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective August 31, 2020, Daniel J. Meehan and Joseph A. Travia will no longer serve as co-portfolio managers for the Index 500 Stock Portfolio (the “Portfolio”). Accordingly, effective August 31, 2020 the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:

“Portfolio Manager: Steven A. Warren is a Director of MSA, joined MSA in 2001, and has managed the Portfolio since 2010.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Supplement Dated July 15, 2020

to the

Summary Prospectus for the Index 400 Stock Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Index 400 Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective August 31, 2020, Daniel J. Meehan and Joseph A. Travia will no longer serve as co-portfolio managers for the Index 400 Stock Portfolio (the “Portfolio”). Accordingly, effective August 31, 2020 the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:

“Portfolio Manager: Steven A. Warren is a Director of MSA, joined MSA in 2001, and has managed the Portfolio since 2010.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Supplement Dated July 15, 2020

to the

Summary Prospectus for the Index 600 Stock Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Index 600 Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective August 31, 2020, Daniel J. Meehan and Joseph A. Travia will no longer serve as co-portfolio managers for the Index 600 Stock Portfolio (the “Portfolio”). Accordingly, effective August 31, 2020 the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:

“Portfolio Manager: Steven A. Warren is a Director of MSA, joined MSA in 2001, and has managed the Portfolio since 2010.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement Dated July 15, 2020

to the

Summary Prospectus for the Balanced Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Balanced Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective July 15, 2020, James Fleming, Rodney Schmucker and Eric Lubarsky will join Daniel J. Meehan as co-portfolio managers of the Balanced Portfolio (the “Portfolio”). As of such date, Daniel J. Meehan and James Fleming will be co-Team Leaders for the Portfolio. Accordingly, effective July 15, 2020 the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:

“Portfolio Managers: Daniel J. Meehan, CFA, Vice President and Co-Team Leader of MSA, joined MSA in 2004 and has managed the Portfolio since 2013.

James Fleming, CFA, Vice President and Co-Team Leader of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Rodney Schmucker, CFA, Vice President of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Eric Lubarsky, CFA, Vice President of MSA, joined MSA in 2014 and has managed the Portfolio since July 2020.”

In addition, effective August 31, 2020, Mr. Meehan will no longer serve as a co-portfolio manager and co-Team Leader of the Portfolio and James Fleming will become the Portfolio Team Leader. Accordingly, effective August 31, 2020, all information relating to Mr. Meehan is deleted from the Summary Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement Dated July 15, 2020

to the

Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Asset Allocation Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective July 15, 2020, James Fleming, Rodney Schmucker and Eric Lubarsky will join Daniel J. Meehan as co-portfolio managers of the Asset Allocation Portfolio (the “Portfolio”). As of such date, Daniel J. Meehan and James Fleming will be co-Team Leaders for the Portfolio. Accordingly, effective July 15, 2020 the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:

“Portfolio Managers: Daniel J. Meehan, CFA, Vice President and Co-Team Leader of MSA, joined MSA in 2004 and has managed the Portfolio since 2013.

James Fleming, CFA, Vice President and Co-Team Leader of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Rodney Schmucker, CFA, Vice President of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Eric Lubarsky, CFA, Vice President of MSA, joined MSA in 2014 and has managed the Portfolio since July 2020.”

In addition, effective August 31, 2020, Mr. Meehan will no longer serve as a co-portfolio manager and co-Team Leader of the Portfolio and James Fleming will become the Portfolio Team Leader. Accordingly, effective August 31, 2020, all information relating to Mr. Meehan is deleted from the Summary Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated July 15, 2020 to the

Statement of Additional Information Dated May 1, 2020

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2020, as supplemented June 9, 2020. You should read this Supplement together with the SAI.

Appendix D – Portfolio Managers Update – Balanced Portfolio and Asset Allocation Portfolio

Effective July 15, 2020, James Fleming, Rodney Schmucker and Eric Lubarsky will be joining Daniel J. Meehan as co-portfolio managers of the Balanced Portfolio and the Asset Allocation Portfolio (the “Portfolios”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-107 is amended to add Mr. Fleming’s, Mr. Schmucker’s and Mr. Lubarsky’s information as of June 30, 2020.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

James Fleming	Balanced Portfolio Asset Allocation Portfolio	No other registered investment companies	No other pooled investment vehicles	No other accounts
Rodney Schmucker	Balanced Portfolio Asset Allocation Portfolio	No other registered investment companies	No other pooled investment vehicles	No other accounts
Eric Lubarsky	Balanced Portfolio Asset Allocation Portfolio	No other registered investment companies	No other pooled investment vehicles	No other accounts

As of June 30, 2020, Mr. Fleming, Mr. Schmucker and Mr. Lubarsky do not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Portfolios.

The information for Mason Street Advisors, LLC (Mason Street Advisors), found in Appendix D under the sub-section titled “Compensation of Portfolio Managers” beginning on page B-118 and under the sub-section titled “Conflicts of Interest” beginning on page B-129 also applies to Mr. Fleming, Mr. Schmucker and Mr. Lubarsky.

In addition, effective August 31, 2020, Mr. Meehan will no longer serve as a co-portfolio manager of the Portfolios. Accordingly, effective August 31, 2020, all information relating to Mr. Meehan is deleted from the Statement of Additional Information.

Appendix D – Portfolio Managers Update – Index 400 Stock Portfolio, Index 500 Stock Portfolio, Index 600 Stock Portfolio

Effective August 31, 2020, Daniel J. Meehan and Joseph A. Travia will no longer serve as portfolio managers of the Index 400 Stock Portfolio, Index 500 Stock Portfolio, and Index 600 Stock Portfolio. Accordingly, effective August 31, 2020, all information relating to Mr. Meehan and Mr. Travia is deleted from the Statement of Additional Information.

Please retain this Supplement for future reference.